Subsequent Events (Details) (Subsequent event, USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended	0 Months Ended
	Jan. 27, 2015	Dec. 31, 2014	Feb. 04, 2015
Subsequent events:
Dividend declared (in dollars per share)	$ 1.1
Dividend declared, date		Jan. 27, 2015
Dividend payable, date		Mar. 10, 2015
Shareholders of record, date		Feb. 10, 2015
Bonds issued			$ 2,000
Bond issuance date		Feb. 04, 2015
Three-year fixed rate bonds with 1.125 percent coupon rate
Subsequent events:
Bonds issued			1,500
Maturity term			3 years
Debt instrument, interest rate (as a percent)			1.125%
Three-year floating rate bonds
Subsequent events:
Bonds issued			$ 500
Maturity term			3 years
Reference rate		LIBOR
Interest rate margin (as a percent)			0.19%